TAXATION (Tables)	12 Months Ended
Dec. 31, 2011
Income Tax Disclosure [Abstract]
Components of income tax expense (benefit)
The components of income tax expense are as follows:

(in thousands of $)	2011	2010	2009
Current tax expense (income):
U.K.	2,733	1,030	(218)
Brazil	1,363	1,595	1,098
Total current expense	4,096	2,625	880
Deferred tax expense (income):
U.K.	886	(1,198)	763
Amortization of tax benefit arising on intra-group transfers of long term assets (see note 25)	(6,687)	—	—
Total income tax (gain) expense	(1,705)	1,427	1,643

Deferred income tax assets	Deferred income tax assets are summarized as follows:

(in thousands of $)	2011	2010
Deferred tax assets, gross	622	1,630
Valuation allowances	—	(399)
Deferred tax assets, net	622	1,231